Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Text Block]
9.	Related Party Transactions

During the years ended December 31, 2012 and 2011, the Company granted 900,000 shares and 600,000 shares, respectively, to directors and officers in lieu of executive compensation.

During the period from August to December of 2011, the Company reimbursed an officer $9,000 for a residential lease in Wichita, Kansas. The Company also reimbursed the officer approximately $8,700 in connection with expenses during the same period.

During the year ended December 31, 2012, the Company reimbursed an officer $16,498 for a residential lease in Wichita, Kansas. The Company also reimbursed the officer approximately $12,844 in connection with expenses and $8,482 in connection with utilities during the year ended December 31, 2012.

During the year ended December 31, 2012, an officer/director loaned the company $39,200 for the purchase of mineral properties as discussed in note 6.

As noted in note 7, during the year December 31, 2012, the Company authorized the issuance of 767,500 shares of common stock for the conversion of $239,469 of accounts payable balances. As of the balance sheet date 417,500 shares were unissued. $173,205 of the accounts payable converted was held by officers/directors of the Company.